Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial assets and liabilities that are measured at fair value on a recurring basis

	December 31, 2017				December 31, 2016
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Trading investments
Mutual funds	6,616	208	—	6,824	6,091	222	—	6,313
Total trading	6,616	208	—	6,824	6,091	222	—	6,313

Available-for-sale investments
US government and federal agencies	—	2,709,104	—	2,709,104	—	2,430,402	—	2,430,402
Non-US governments debt securities	—	26,248	—	26,248	—	27,020	—	27,020
Corporate debt securities	—	243,372	—	243,372	—	514,475	—	514,475
Asset-backed securities - Student loans	—	—	12,493	12,493	—	—	12,493	12,493
Commercial mortgage-backed securities	—	141,500	—	141,500	—	150,546	—	150,546
Residential mortgage-backed securities	—	184,723	—	184,723	—	197,802	—	197,802
Total available-for-sale	—	3,304,947	12,493	3,317,440	—	3,320,245	12,493	3,332,738

Other assets - Derivatives	—	9,124	—	9,124	—	30,096	—	30,096

Financial liabilities
Other liabilities - Derivatives	—	10,468	—	10,468	—	11,321	—	11,321

Schedule of level 3 reconciliation

	December 31, 2017	December 31, 2016	December 31, 2015
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,493	12,161	12,226
Realized and unrealized gains (losses) recognized in other comprehensive income	—	332	(65)
Carrying amount at end of year	12,493	12,493	12,161

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2017			December 31, 2016
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	1,535,138	1,535,138	—	2,101,651	2,101,651	—
Securities purchased under agreement to resell	Level 2	178,769	178,769	—	148,813	148,813	—
Short-term investments	Level 1	249,984	249,984	—	519,755	519,755	—
Held-to-maturity investments	Level 2	1,381,955	1,377,354	(4,601)	1,061,103	1,046,828	(14,275)
Loans, net of allowance for credit losses	Level 2	3,776,862	3,770,450	(6,412)	3,570,478	3,566,812	(3,666)
Other real estate owned¹	Level 2	9,127	9,127	—	14,199	14,199	—

Financial liabilities
Customer deposits
Demand deposits	Level 2	7,813,654	7,813,654	—	8,169,572	8,169,572	—
Term deposits	Level 2	1,710,338	1,710,223	115	1,840,281	1,841,205	(924)
Deposits from banks	Level 2	12,466	12,466	—	23,796	23,796	—
Long-term debt	Level 2	117,000	118,321	(1,321)	117,000	117,683	(683)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.